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                               LIBERTY HIGH YIELD
                                 SECURITIES FUND

                                SEMIANNUAL REPORT
                                  JUNE 30, 2001


[Graphic Omitted]
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PRESIDENT'S MESSAGE
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[Photo of Stephen E. Gibson]

Dear Shareholder:

High yield investors experienced a wild ride during the past six months. After a lengthy slump, it appeared the high yield market might be poised for a strong and long-awaited rebound as 2000 drew to a close. In December 2000 and January 2001 alone, the high yield sector, as measured by the CS First Boston High Yield Index, gained an impressive 8%.

Ultimately, high yield's recovery turned out to be short-lived, as February brought a return of unfavorable conditions. High yield inflows, which had been strong during December and January, abated in February. General concerns about economic conditions and earnings shortfalls surfaced, causing investors to shift assets back out of the high yield sector. The "symbols of quality" in the high yield market disintegrated -- defaults increased, downgrades dramatically outpaced upgrades, and earnings trends were discouraging. These depressed conditions continued through the end of the period. And while much of the bond market received a boost from the repeated interest rate cuts during the first half of 2001, the high yield sector received less of a benefit due to the change in investor sentiment.

As a result, Liberty High Yield Securities Fund delivered a disappointing return for the six-month period ended June 30, 2001. However, your portfolio managers stayed true to the fund's investment objectives and style, which have led to strong returns over the long term. In the following report, they will provide further information about the fund's performance and the strategies they used during the period. As always, we thank you for choosing Liberty High Yield Securities Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President

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  PERFORMANCE HIGHLIGHTS
  NET ASSET VALUE PER SHARE as of 6/30/01 ($)
        Class A                                                     4.92
        Class B                                                     4.92
        Class C                                                     4.92
        Class Z                                                     4.92

  DISTRIBUTIONS DECLARED PER SHARE 1/1/01-6/30/01 ($)
        Class A                                                    0.296
        Class B                                                    0.276
        Class C                                                    0.281
        Class Z                                                    0.303
-------------------------------------------------------------------------------

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

                                                   ----------------------------
                                                   NOT FDIC    MAY LOSE VALUE
                                                    INSURED   NO BANK GUARANTEE
                                                   ----------------------------

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PERFORMANCE INFORMATION
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Value of a $10,000 Investment
6/30/91 - 6/30/01

PERFORMANCE OF A $10,000 INVESTMENT
IN ALL SHARES, 6/30/91 - 6/30/01

                                                Without                With
                                                 sales                sales
                                               charge ($)           charge ($)
------------------------------------------------------------------------------
Class A                                         23,640               22,517
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Class B                                         22,099               22,099
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Class C                                         22,824               22,824
------------------------------------------------------------------------------
Class Z                                         23,787                  N/A

           Class A shares         Class A shares         CS First Boston
        without sales charge     with sales charge      High Yield Index

            $10,000                 $ 9,525                  $10,000
             10,799                  10,286                   10,764
             11,405                  10,864                   11,291
             12,571                  11,974                   12,216
             13,024                  12,405                   12,516
             13,612                  12,966                   12,968
             13,817                  13,160                   13,173
             14,675                  13,978                   14,091
             15,445                  14,711                   14,639
             15,731                  14,984                   15,002
             16,536                  15,751                   15,664
             16,576                  15,789                   15,497
             16,470                  15,687                   15,274
             16,511                  15,727                   15,518
             16,476                  15,694                   15,511
             17,177                  16,361                   16,241
             18,054                  17,197                   17,183
             18,670                  17,783                   17,699
             19,383                  18,462                   18,208
             19,726                  18,789                   18,602
             19,993                  19,043                   18,896
             21,022                  20,024                   19,605
             21,750                  20,717                   20,469
             21,967                  20,924                   20,771
             23,098                  22,001                   21,668
             24,288                  23,134                   22,687
             24,767                  23,590                   23,054
             25,730                  24,508                   23,747
             25,941                  24,709                   24,047
             24,317                  23,162                   22,569
             25,302                  24,100                   23,188
             26,261                  25,013                   23,570
             26,371                  25,119                   23,843
             26,210                  24,965                   23,460
             26,863                  25,587                   23,949
             26,559                  25,298                   23,641
             26,092                  24,853                   23,749
             26,173                  24,930                   23,911
             24,097                  22,953                   22,701
             25,071                  23,880                   23,821
             23,640                  22,517                   23,672

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on June 30, 1991 and reinvestment of income and capital gains distributions. The CS First Boston High Yield Index is a broad-based, unmanaged index that tracks the performance of high yield bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01(%)

Share class            A                  B                 C            Z
Inception date      10/21/71            6/8/92           1/15/96       1/8/99
------------------------------------------------------------------------------
               without     with   without     with  without     with  without
                sales      sales   sales     sales   sales     sales   sales
               charge     charge   charge    charge  charge    charge  charge
------------------------------------------------------------------------------
6-month
(cumulative)      -1.88      -6.54   -2.25     -6.89   -2.19     -3.12   -1.75

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1-year            -9.39     -13.69  -10.05    -14.12   -9.90    -10.71   -9.17

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5-year             3.41       2.41    2.63      2.36    2.76      2.76    3.54

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10-year            8.98       8.46    8.25      8.25    8.60      8.60    9.05

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C, and Z shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule
12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been lower, and class Z shares would have been higher.

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    SEC YIELDS AS OF 6/30/01 (%)(1)

    CLASS A                                                          11.71
    CLASS B                                                          11.51
    CLASS C                                                          11.67
    CLASS Z                                                          12.62

    (1) THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE PER SHARE. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD FOR CLASS C SHARES WOULD HAVE BEEN 11.51%.

    TOP 10 ISSUERS
    AS OF 6/30/01 (%)

    ADELPHIA COMMUNICATIONS                                            3.4
    CSC HOLDING                                                        3.1
    NTL INC.                                                           2.8
    NEXTEL COMMUNICATIONS                                              2.0
    ECHOSTAR COMMUNICATIONS                                            1.9
    CHARTER COMMUNICATIONS HLD.                                        1.8
    RIVERWOOD INTERNATIONAL                                            1.7
    PEMEX PROJECT                                                      1.6
    MAGELLAN HEALTH SERVICES                                           1.5
    SPECTRASITE HOLDINGS INC.                                          1.5

    PORTFOLIO HOLDINGS ARE CALCULATED AS A PERCENTAGE OF TOTAL NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME PORTFOLIO HOLDINGS AND SECTOR BREAKDOWN IN THE FUTURE.

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-------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
-------------------------------------------------------------------------------

The six-month period ended June 30, 2001 was a difficult time for the Liberty High Yield Securities Fund. The fund generated a total return of negative 1.88% for class A shares without a sales charge. Unfortunately, this return underperformed both the fund's benchmark, the CS First Boston High Yield Index, and its peer group, the Lipper High Current Yield Funds Category Average. The CS First Boston Index returned 4.28% for the period, while the Lipper Average returned 1.67%. Although this was a challenging time for the fund, we stayed true to the fund's fundamental investment objectives and our credit-intensive investment style. However, because lower-quality investments were out of favor during the period, the fund underperformed its index, which measures the performance of the broader high yield market.

A SHORT PERIOD OF RECOVERY FOLLOWED BY LENGTHY DECLINE
Going into the period, we were confident that the high yield market was headed for a much-needed rebound. In fact, high yield did experience two months of solid growth, but conditions took a turn for the worse in February and continued in a generally negative direction through the end of the period. The credit intensive B rated sector of the market, in which the fund is focused, was particularly hard hit during this period.

DIVIDEND REDUCTION ENACTED IN JUNE
In response to the general decline in the credit quality and earnings generated by the high yield market, the fund announced a dividend reduction effective in June. We actively monitor dividend distributions, and our policy is to fully pay out earned income. As the fund's income dropped during the period, this dividend reduction became necessary. The cut was in line with that of many other high yield funds, and it was the first time in over two years that the fund had announced a dividend reduction.

TELECOMMUNICATIONS SECTOR PARTICULARLY HARD HIT
Previously a driver of positive performance, telecom issues did poorly during the period as funding sources across the industry tightened quickly and dramatically. The portfolio unfortunately had an overweighted position in telecom holdings and fund performance suffered as a result. Among the poor performers were previously strong issues such as Nextel Communications, NextLink and Level 3 (1.9%, 0.4% and 0.2% of net assets, respectively). We have made several adjustments to our telecom holdings, and we believe the portfolio is now well positioned to benefit from a recovery in the telecom industry.

OTHER SECTORS PROVIDE SEVERAL STRONG PERFORMERS
Throughout the period, we focused on portfolio diversification as a means of reducing the impact of market volatility. As a result, we had strong performers in several non-telecom segments of the portfolio. In the industrial sector, performance was enhanced by holdings such as Terra Industries, Kaiser Aluminum and Allied Waste (0.9%, 1.3% and 1.1% of net assets, respectively). Magellen Health Services, Inc. (1.5% of net assets) provided strong performance in the health care sector.

HIGH YIELD MARKET MAY REBOUND
Current conditions in the high yield market are similar to those we saw at the end of 2000, just before the market staged its dramatic, if short-lived, rally. We expect high yield downgrades and defaults will begin to decrease by early 2002. Historically, markets have anticipated these types of upswings, and rallies have tended to occur six to 12 months in advance of the actual change.

We intend to maintain our fundamental approach to research, as well as our credit-intensive investment style. We will also continue to actively manage the portfolio, selectively purchasing high yield issues when we find attractive opportunities to do so. Prices are currently very low, so we believe this is a good time to find values in the high yield sector. We believe the fund will be well-positioned should the high yield market return to more normal conditions.

[Graphic Omitted]

CARL C. ERICSON and SCOTT B. RICHARDS are portfolio co-managers of the Liberty High Yield Securities Fund. Mr. Ericson joined Colonial Management Associates, Inc. (CMA) in 1984. He is currently a senior vice president of CMA and director of the Taxable Fixed Income Department. Mr. Richards who joined CMA in 1999, is a senior vice president of CMA and lead manager of the company's high yield portfolios.

QUALITY BREAKDOWN AS OF 6/30/01 (%)
                AAA:                              3.6
                BBB:                              1.0
                BB:                               9.5
                B:                               62.7
                CCC:                             11.5
                CC:                               0.7
                D:                                0.5
                EQUITY & PREFERRED STOCK:         9.1
                NON-RATED:                        0.1
                OTHER:                            1.3


 MATURITY BREAKDOWN AS OF 6/30/01 (%)

                1-5 YEARS                        8.2
                5-10 YEARS                      74.5
                10-15 YEARS                      3.4
                EQUITY & PREFERRED STOCK         9.0
                REPURCHASE AGREEMENT             3.6
                OTHER ASSETS                     1.6

QUALITY AND MATURITY BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF TOTAL NET ASSETS. RATINGS SHOWN IN THE QUALITY BREAKDOWN REPRESENT THE HIGHEST RATING ASSIGNED TO A PARTICULAR BOND BY ONE OF THE FOLLOWING NATIONALLY-RECOGNIZED RATING AGENCIES: STANDARD & POOR'S CORPORATION, MOODY'S INVESTORS SERVICE, INC. OR FITCH INVESTORS SERVICE, INC.

MATURITY BREAKDOWN IS BASED ON EACH SECURITY'S EFFECTIVE MATURITY, WHICH REFLECTS PRE-REFUNDINGS, MANDATORY PUTS AND OTHER CONDITIONS THAT AFFECT A BOND'S MATURITY.

BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE QUALITY AND MATURITY BREAKDOWNS IN THE FUTURE.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Investing in high yield securities involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that prices may change as interest rates increase or decrease.

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INVESTMENT POETFOLIO
-------------------------------------------------------------------------------

June 30, 2001 (Unaudited)

CORPORATE FIXED INCOME
BONDS & NOTES - 85.7%                                 PAR             VALUE
-------------------------------------------------------------------------------
CONSTRUCTION - 0.3%
BUILDING CONSTRUCTION - 0.3%
Atrium Companies, Inc.,
  10.500% 05/01/09                                $ 2,380,000      $  2,177,700
                                                                   ------------
FINANCE, INSURANCE & REAL ESTATE - 2.9%
DEPOSITORY INSTITUTIONS - 0.7%
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                                  5,500,000         5,921,080
                                                                   ------------
FINANCIAL SERVICES - 1.7%
Alamosa Delaware Inc.,
  12.500% 02/01/11                                  3,675,000         3,307,500
Ono Finance PLC:
  13.000% 05/01/09 (a)                              5,700,000         4,446,000
  14.000% 07/15/10                                  8,300,000         5,427,876
  14.000% 02/15/11                                  1,200,000           984,000
                                                                   ------------
                                                                     14,165,376
                                                                   ------------
LIFE/HEALTH INSURANCE - 0.5%
Conseco, Inc.,
  10.750% 06/15/08                                  4,035,000         3,954,300
                                                                   ------------
MANUFACTURING - 30.3%
CHEMICALS & ALLIED PRODUCTS - 5.8%
Agricultural Minerals Co., LP,
  10.750% 09/30/03                                  4,335,000         3,728,100
Huntsman ICI Holdings LLC,
  (b) 12/31/09                                     33,650,000        10,095,000
HydroChem Industrial Services,
  10.375% 08/01/07                                  5,605,000         4,371,900
MacDermid Inc.,
  9.125% 07/15/11                                   2,000,000         1,980,000
Messer Griesheim Holdings AG,
  10.375% 06/01/11                                  7,075,000         6,234,126
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                                   4,980,000         2,390,400
Sterling Chemicals, Inc.:
  11.750% 08/15/06                                 13,400,000         3,149,000
  12.375% 07/15/06                                    950,000           779,000
Terra Industries, Inc.,
  10.500% 06/15/05                                  9,250,000         7,770,000
Texas Petrochemical Corp.,
  11.125% 07/01/06                                  8,905,000         7,925,450
                                                                   ------------
                                                                     48,422,976
                                                                   ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.5%
Amphenol Corp.,
  9.875% 05/15/07                                   4,200,000         4,410,000
Avista Corp.,
  9.750% 06/01/08                                   1,875,000         2,022,187
Condor Systems, Inc.,
  11.875% 05/01/09                                  4,000,000         2,000,000
Ekabel Hessen,
  14.500% 09/01/10 (a)                              4,620,000         3,557,400
Flextronics International Ltd.,
  9.875% 07/01/10                                   4,500,000         4,500,000
TransDigm, Inc.,
  10.375% 12/01/08                                  4,450,000         4,316,500
                                                                   ------------
                                                                     20,806,087
                                                                   ------------
FABRICATED METAL - 0.3%
Earle M. Jorgensen & Co.,
  9.500% 04/01/05                                   2,760,000         2,649,600
                                                                   ------------
FOOD & KINDRED PRODUCTS - 2.0%
Del Monte Corp.,
  9.250% 05/15/11                                   1,925,000         1,944,250
Delco Remy International, Inc.,
  11.000% 05/01/09                                  2,200,000         2,277,000
New World Pasta Co.,
  9.250% 02/15/09                                   2,000,000         1,320,000
Premier International Foods PLC,
  12.000% 09/01/09                                  8,850,000         9,027,000
United Biscuits PLC,
  10.750% 04/15/11                                  1,500,000         2,270,272
                                                                   ------------
                                                                     16,838,522
                                                                   ------------
FURNITURE & FIXTURES - 0.5%
Juno Lighting, Inc.,
  11.875% 07/01/09                                  4,275,000         4,018,500
                                                                   ------------
MACHINERY & COMPUTER EQUIPMENT - 1.9%
Flowserve Corp.,
  12.250% 08/15/10                                  4,000,000         4,280,000
Numatics, Inc.,
  9.625% 04/01/08                                   8,435,000         5,314,050
Sequa Corp.,
  8.875% 04/01/08                                   1,300,000         1,322,750
Tritel PCS, Inc.:
  (b) 05/15/09                                      6,850,000         4,349,750
  10.375% 01/15/11                                    860,000           774,000
                                                                   ------------
                                                                     16,040,550
                                                                   ------------
MEASURING & ANALYZING INSTRUMENTS - 0.3%
Envirosource, Inc.,
  9.750% 06/15/03                                  12,501,000         2,500,200
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 7.4%
Actuant Corp.,
  13.000% 05/01/09                                  3,925,000         4,062,375
Amscan Holdings, Inc.,
  9.875% 12/15/07                                   7,000,000         6,160,000
Blount, Inc.,
  13.000% 08/01/09                                  8,200,000         4,838,000
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                   4,625,000         3,121,875
Insight Communications Co., Inc.,
  (b) 02/15/11                                      5,625,000         3,206,250
ISG Resources, Inc.,
  10.000% 04/15/08                                  4,500,000         2,385,000
Koppers Industries, Inc.,
  9.875% 12/01/07                                   6,625,000         6,525,625
Michaels Stores, Inc.,
  9.250% 07/01/09                                   1,000,000         1,002,500
Newcor, Inc.,
  9.875% 03/01/08                                   4,600,000         1,058,000
Owens-Illinois, Inc.:
  7.350% 05/15/08                                   5,500,000         3,905,000
  7.500% 05/15/10                                   3,500,000         2,485,000
  7.850% 05/15/04                                   2,000,000         1,580,000
Pentacon, Inc.,
  12.250% 04/01/09                                  4,000,000         2,000,000
Polymer Group, Inc.:
  8.750% 03/01/08 (d)                               8,850,000            74,000
  9.000% 07/01/07                                   6,960,000         2,644,800
Special Devices, Inc.,
  11.375% 12/15/08                                  5,915,000         2,661,750
Syratech Corp.,
  11.000% 04/15/07                                  4,000,000         2,400,000
Tekni-Plex, Inc.,
  12.750% 06/15/10                                  7,830,000         6,264,000
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                   9,500,000         3,610,000
Werner Holding Co.,
  10.000% 11/15/07                                  2,325,000         2,243,625
                                                                   ------------
                                                                     62,227,800
                                                                   ------------
PAPER PRODUCTS - 3.6%
Corp. Durango S.A. de C.V
  13.125% 08/01/06                                  3,960,000         4,029,300
Gaylord Container Corp.:
  9.375% 06/15/07                                   4,000,000         2,520,000
  9.750% 06/15/07                                   7,600,000         4,864,000
Riverwood International Corp.,
  10.875% 04/01/08                                 14,600,000        14,162,000
Stone Container Corp.:
  9.250% 02/01/08                                   1,120,000         1,136,800
  9.750% 02/01/11                                   1,945,000         1,979,037
Tembec Industry, Inc.,
  8.500% 02/01/11                                     845,000           857,675
                                                                   ------------
                                                                     29,548,812
                                                                   ------------
PETROLEUM REFINING - 0.6%
Benton Oil & Gas Co.:
  9.375% 11/01/07                                   5,210,000         3,126,000
  11.625% 05/01/03                                  2,540,000         1,828,800
                                                                   ------------
                                                                      4,954,800
                                                                   ------------
PRIMARY METAL - 2.3%
Kaiser Aluminum & Chemical Corp.,
  10.875% 10/15/06                                 11,250,000        10,800,000
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                   7,535,000         1,280,950
Renco Metals, Inc.,
  11.500% 07/01/03                                  3,000,000           390,000
WCI Steel, Inc.,
  10.000% 12/01/04 (d)                              8,735,000         6,092,662
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07 (d)                              11,000,000           330,000
                                                                   ------------
                                                                     18,893,612
                                                                   ------------
PRINTING & PUBLISHING - 0.5%
American Lawyer Media, Inc.,
  (b) 12/15/08                                      1,200,000           768,000
Cable Satisfaction International, Inc.,
  12.750% 03/01/10                                  7,550,000         3,775,000
                                                                   ------------
                                                                      4,543,000
                                                                   ------------
RUBBER & PLASTIC - 0.3%
Applied Extrusion Technology, Inc.,
  10.750% 07/01/11                                  2,150,000         2,182,250
Burke Industries, Inc.,
  10.000% 08/15/07                                  3,815,000           190,750
                                                                   ------------
                                                                      2,373,000
                                                                   ------------
STONE, CLAY, GLASS & CONCRETE - 0.2%
Anchor Glass Container Corp.,
  11.250% 04/01/05                                  2,250,000         1,687,500
                                                                   ------------
TRANSPORTATION EQUIPMENT - 2.1%
BE Aerospace Inc.,
  8.875% 05/01/11                                   2,330,000         2,295,050
Collins & Aikman Products Co.,
  11.500% 04/15/06                                  3,050,000         2,897,500
Dura Operating Corp.,
  9.000% 05/01/09                                   5,175,000         4,786,875
Hayes Wheels International, Inc.,
  11.000% 07/15/06                                  4,250,000         3,612,500
LDM Technologies, Inc.,
  10.750% 01/15/07                                  6,800,000         4,080,000
                                                                   ------------
                                                                     17,671,925
                                                                   ------------
MINING & ENERGY - 5.9%
CRUDE PETROLEUM & NATURAL GAS - 0.0%
TransAmerican Energy Corp.,
  11.500% 06/15/02 (d)                              5,975,000                60
                                                                   ------------
GOLD & SILVER MINING - 0.3%
Callahan Nordrhein-Westfalen,
  14.000% 07/15/10 (a)                              3,300,000         2,805,000
                                                                   ------------
METAL MINING - 0.9%
Metallurg, Inc.,
  11.000% 12/01/07                                  8,700,000         7,830,000
                                                                   ------------
OIL & GAS EXTRACTION - 4.7%
El Paso Energy Corp.,
  8.500% 06/01/11                                   1,050,000         1,055,250
HS Resources, Inc.,
  9.250% 11/15/06                                   1,625,000         1,702,188
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                  2,405,000         2,429,050
Mariner Energy, Inc.,
  10.500% 08/01/06                                  5,000,000         4,931,250
Pemex Project Funding Master Trust:
  8.500% 02/15/08                                   7,425,000         7,649,532
  9.125% 10/13/10                                   5,475,000         5,773,935
Petsec Energy, Inc.,
  9.500% 06/15/07 (d)                               6,825,000           204,750
Pogo Producing Co.,
  8.250% 04/15/11                                   5,125,000         5,125,000
Pride International, Inc.,
  10.000% 06/09/04                                  1,000,000         1,110,000
TransTexas Gas Corp.,
  15.000% 03/15/05                                    775,296           581,472
Vintage Petroleum, Inc.,
  9.750% 06/30/09                                   8,205,000         8,861,400
                                                                   ------------
                                                                     39,423,827
                                                                   ------------
RETAIL TRADE - 0.6%
FOOD STORES - 0.6%
Partner Communications Co., Ltd.,
  13.000% 08/15/10                                  4,510,000         4,059,000
Winn-Dixie Stores, Inc.,
  8.875% 04/01/08                                   1,000,000         1,000,000
                                                                   ------------
                                                                      5,059,000
                                                                   ------------
SERVICES - 13.1%
AMUSEMENT & RECREATION - 6.8%
Anchor Gaming,
  9.875% 10/15/08 (a)                               2,800,000         2,968,000
Ameristar Casinos Inc.,
  10.750% 02/15/09                                  3,125,000         3,265,625
Argosy Gaming Co.,
  10.750% 06/01/09                                  5,695,000         6,129,244
Boyd Gaming Corp.,
  9.500% 07/15/07                                   2,800,000         2,723,000
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                   6,750,000         6,944,062
Hollywood Casino Corp.:
  11.250% 05/01/07                                  7,760,000         8,303,200
  13.000% 08/01/06                                  2,000,000         2,120,000
Hollywood Casino Shreveport,
  13.000% 08/01/06 (a)                              7,050,000         7,473,000
Hollywood Park, Inc.,
  9.250% 02/15/07                                   4,000,000         3,720,000
Horseshoe Gaming, LLC,
  9.375% 06/15/07                                   6,950,000         7,193,250
Penn National Gaming Inc.,
  11.125% 03/01/08                                  3,930,000         4,067,550
Six Flags Inc.,
  9.500% 02/01/09                                   1,995,000         1,999,987
                                                                   ------------
                                                                     56,906,918
                                                                   ------------
BUSINESS SERVICES - 0.2%
Advanstar Communications, Inc.,
  12.000% 02/15/11                                  1,250,000         1,256,250
Interep National Radio Sales, Inc.,
  10.000% 07/01/08                                    500,000           420,000
                                                                   ------------
                                                                      1,676,250
                                                                   ------------
HEALTH SERVICES - 5.2%
Alliance Imaging Inc.,
  10.375% 04/15/11                                  4,350,000         4,437,000
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07                                  3,375,000         3,645,000
Dynacare, Inc.,
  10.750% 01/15/06                                  3,915,000         3,973,725
InSight Health Services Corp.,
  9.625% 06/15/08                                     800,000           800,000
Magellan Health Services, Inc.:
  9.000% 02/15/08                                  10,300,000         9,733,500
  9.375% 11/15/07                                   3,025,000         3,077,938
Owens & Minor Inc.,
  8.500% 07/15/11                                   2,500,000         2,525,000
Quest Diagnostic Inc.,
  7.500% 07/12/11                                   2,130,000         2,119,329
Stewart Enterprises,
  10.750% 07/01/08                                  1,250,000         1,287,500
Tenet Healthcare Corp.:
  8.625% 01/15/07                                   7,800,000         8,151,000
  9.250% 09/01/10                                   3,515,000         4,007,100
                                                                   ------------
                                                                     43,757,092
                                                                   ------------
HOTELS, CAMPS & LODGING - 0.2%
MGM Mirage, Inc.,
  8.500% 09/15/10                                   1,450,000         1,505,738
                                                                   ------------
OTHER SERVICES - 0.7%
Intertek Finance PLC,
  10.250% 11/01/06                                  7,575,000         5,984,250
                                                                   ------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 32.3%
AIR TRANSPORTATION - 1.2%
U.S. Airways, Inc.,
  Pass Through Certificates,
  10.375% 03/01/13                                 11,154,000        10,428,990
                                                                   ------------
BROADCASTING - 2.6%
Allbritton Communications Co.,
  9.750% 11/30/07                                   6,554,000         6,717,850
Cumulus Media, Inc.,
  10.375% 07/01/08                                  1,325,000         1,325,000
LIN Holdings Corp.,
  (b) 03/01/08                                      5,125,000         3,959,062
SBA Communications Corp.,
  10.250% 02/01/09                                  4,280,000         3,937,600
Sinclair Broadcast Group, Inc.:
  9.000% 07/15/07                                     730,000           711,750
  10.000% 09/30/05                                  1,625,000         1,625,000
TV Azteca S.A. de C.V
  10.500% 02/15/07                                  3,655,000         3,417,425
                                                                   ------------
                                                                     21,693,687
                                                                   ------------
CABLE - 9.7%
Adelphia Communications Corp.,
  9.875% 03/01/07                                   3,335,000         3,284,975
Charter Communications Holdings:
  10.000% 04/01/09                                  1,265,000         1,277,650
  stepped coupon,
  (9.920% 04/01/04)
  (c) 04/01/11                                     13,675,000         9,333,188
  10.750% 10/01/09                                  2,575,000         2,697,313
  11.125% 01/15/11                                  3,025,000         3,191,375
Comcast UK Cable Partners Ltd.,
  11.200% 11/15/07                                 14,000,000         9,520,000
Diamond Cable Co.,
  stepped coupon,
  (10.750% 02/15/02)
  (c) 02/15/07                                      3,200,000         1,952,000
EchoStar DBS Corp.,
  9.250% 02/01/06                                   9,600,000         9,576,000
FrontierVision Holdings L.P.,
  stepped coupon,
  (11.875% 09/15/01)
  (c) 09/15/07                                     15,800,000        16,353,000
International CableTel, Inc.,
  11.500% 02/01/06                                  5,000,000         3,400,000
NLT, Inc.:
  11.500% 10/01/08                                  1,900,000         1,273,000
  11.875% 10/01/10                                  3,310,000         2,217,700
Northland Cable Television, Inc.,
  10.250% 11/15/07 (a)                              9,600,000         6,720,000
Telewest Communications PLC:
  11.000% 10/01/07                                 11,685,000         9,990,675
  11.250% 11/01/08                                    665,000           591,850
                                                                   ------------
                                                                     81,378,726
                                                                   ------------
COMMUNICATIONS - 4.7%
Call-Net Enterprises, Inc.:
  8.000% 08/15/08                                   1,470,000           441,000
  9.375% 05/15/09                                     980,000           303,800
  stepped coupon,
  (10.800% 05/15/04)
  (c) 05/15/09                                      6,865,000         1,167,050
Canwest Media Inc.,
  10.625% 05/15/11                                  4,000,000         4,050,000
Centennial Cellular Corp.,
  10.750% 12/15/08                                  2,200,000         2,046,000
Concentric Network Corp.,
  12.750% 12/15/07                                  4,527,000         1,539,180
Diamond Holdings PLC,
  9.125% 02/01/08                                   8,000,000         4,960,000
Grupo Iusacell S.A.,
  14.250% 12/01/06                                  1,510,000         1,608,150
Spectrasite Holdings, Inc.:
  10.750% 03/15/10                                  1,325,000         1,113,000
  12.500% 11/15/10 (a)                              4,645,000         4,412,750
  stepped coupon,
  (10.250% 04/15/04)
  (c) 04/15/09                                     15,250,000         7,015,000
Time Warner Telecom L.L.C.:
  9.750% 07/15/08                                   4,385,000         3,946,500
  10.125% 02/01/11                                  2,215,000         2,015,650
United Pan-Europe Communications N.V.:
  11.500% 02/01/10                                  6,670,000         2,401,200
  stepped coupon,
  (13.750% 02/01/05)
  (c) 02/01/10                                      5,000,000           800,000
XM Satellite Radio Holdings, Inc.,
  14.000% 03/15/10                                  2,435,000         1,461,000
                                                                   ------------
                                                                     39,280,280
                                                                   ------------
COMMUNICATIONS SERVICES - 0.2%
UbiquiTel Operating Co.,
  stepped coupon,
  (14.000% 04/15/05)
  (c) 04/15/10                                      5,250,000         1,785,000
                                                                   ------------
ELECTRIC SERVICES - 3.1%
AES Corp.:
  9.375% 09/15/10                                   1,980,000         1,994,850
  9.500% 06/01/09                                   8,200,000         8,364,000
AGCO Corp.,
  9.500% 05/01/08                                   2,850,000         2,764,500
American Cellular Corp.,
  9.500% 10/15/09                                     435,000           404,550
CMS Energy Corp.:
  8.900% 07/15/08                                   3,350,000         3,338,610
  9.875% 10/15/07                                   4,250,000         4,451,875
PSE&G Energy Holdings, Inc.,
  8.625% 02/15/08                                   4,425,000         4,445,178
                                                                   ------------
                                                                     25,763,563
                                                                   ------------
MOTOR FREIGHT & WAREHOUSING - 0.3%
MTL, Inc.,
  10.000% 06/15/06                                  5,000,000      $  2,250,000
                                                                   ------------
RADIO & TELEPHONE COMMUNICATIONS - 4.2%
AirGate PCS, Inc.,
  stepped coupon,
  (13.500% 10/01/04)
  (c) 10/01/09                                      8,405,000         4,832,875
Emmis Escrow Corp.,
  stepped coupon,
  (12.500% 03/15/06)
  (c) 03/15/11                                      5,525,000         3,094,000
IPCS, Inc.,
  stepped coupon,
  (14.000% 07/15/05)
  (c) 07/15/10 (a)                                  2,500,000         1,025,000
Microcell Telecommunications, Inc.,
  stepped coupon,
  (14.000% 12/01/01)
  (c) 06/01/06                                      7,000,000         5,180,000
Nextel International, Inc.:
  12.750% 08/01/10 (a)                              7,115,000         2,205,650
  stepped coupon,
  (12.125% 04/15/03)
  (c) 04/15/08                                      5,000,000         1,050,000
Nextel Partners, Inc.,
  11.000% 03/15/10                                  4,150,000         3,278,500
Rogers Cantel, Inc.,
  9.750% 06/01/16                                   5,000,000         4,925,000
TeleCorp PCS, Inc.:
  10.625% 07/15/10                                  2,700,000         2,538,000
  stepped coupon,
  (11.625% 04/15/04)
  (c) 04/15/09                                      6,050,000         3,781,250
US Unwired, Inc.,
  stepped coupon
  (13.375% 11/01/04)
  (c) 11/01/09                                      5,700,000         2,907,000
Winstar Communications, Inc.,
  12.500% 04/15/08 (d)                             17,365,000           260,475
                                                                   ------------
                                                                     35,077,750
                                                                   ------------
SANITARY SERVICES - 1.1%
Allied Waste North America, Inc.,
  10.000% 08/01/09                                  8,900,000         9,167,000
                                                                   ------------
TELECOMMUNICATIONS - 5.2%
Adelphia Business Solutions, Inc.,
  13.000% 04/15/03 (a)                              3,100,000         2,325,000
Carrier1 International S.A.,
  13.250% 02/15/09                                  6,000,000         2,520,000
Crown Castle International Corp.:
  10.750% 08/01/11                                  1,200,000         1,158,000
  stepped coupon,
  (10.625% 11/15/02)
  (c) 11/15/07                                      3,000,000         2,310,000
  stepped coupon,
  (10.375% 05/15/04)
  (c) 05/15/11                                      4,315,000         2,718,450
FLAG Telecom Holdings Ltd.:
  11.625% 03/30/10                                  6,885,000         4,681,800
  11.625% 03/30/10 (a)                              1,530,000           883,612
Global Crossing Holding Ltd.:
  9.125% 11/15/06                                   4,375,000         3,445,313
  9.625% 05/15/08                                     300,000           235,500
Horizon PCS Inc.,
  stepped coupon,
  (14.000% 10/01/05)
  (c) 10/01/10 (a)                                  4,705,000         1,787,900
KMC Telecom Holdings, Inc.,
  13.500% 05/15/09                                  3,000,000           600,000
Level 3 Communications, Inc.:
  10.750% 03/15/08                                  1,500,000           509,580
  11.000% 03/15/08 (a)                              3,440,000         1,479,200
McLeodUSA, Inc.,
  11.375% 01/01/09                                 12,550,000         7,906,500
  stepped coupon,
  (10.500% 03/01/02)
  (c) 03/01/07                                        585,000           315,900
Nextel International, Inc.,
  stepped coupon,
  (13.000% 04/15/02)
  (c) 04/15/07                                      2,875,000           747,500
NextLink Communications, Inc.:
  10.750% 11/15/08                                  4,000,000         1,280,000
  10.750% 06/01/09                                  5,850,000         1,872,000
Quecor Media Inc.,
  11.125% 07/15/11                                  5,000,000         4,987,500
RCN Corp.,
  stepped coupon,
  (11.125% 10/15/02)
  (c) 10/15/07                                      4,755,000         1,236,300
                                                                   ------------
                                                                     43,000,055
                                                                   ------------
WHOLESALE TRADE - 0.3%
DURABLE GOODS - 0.3%
Playtex Products, Inc.,
  9.375% 06/01/11                                   2,450,000         2,499,000
                                                                   ------------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES (cost of $923,976,714)   716,667,526
                                                                   ------------

PREFERRED STOCKS - 7.0%                            SHARES
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 7.0%
BROADCASTING - 0.6%
Granite Broadcasting Corp.,
  12.750% PIK (e)                                       4,261           766,989
PriMedia, Inc.:
  9.200%                                               30,500         2,501,000
  10.000%                                              15,000         1,275,000
                                                                   ------------
                                                                      4,542,989
                                                                   ------------
CABLE - 4.1%
Adelphia Communications Corp.,
  13.000%                                              90,000         9,000,000
CSC Holdings Limited, PIK:
  11.125%                                              67,551         7,211,019
  11.750%                                             171,581        18,423,510
                                                                   ------------
                                                                     34,634,529
                                                                   ------------
COMMUNICATIONS - 0.4%
Dobson Communication Corp., PIK,
  12.250%                                               3,232         3,005,819
                                                                   ------------
TELECOMMUNICATIONS - 1.9%
Global Crossing Ltd., PIK,
  10.500%                                              15,000         1,050,000
Nextel Communications, Inc., PIK:
  11.125%                                              15,752         9,450,989
  13.000%                                               8,056         5,316,673
                                                                   ------------
                                                                     15,817,662
                                                                   ------------
TOTAL PREFERRED STOCKS (cost of $75,284,262)                         58,000,999
                                                                   ------------

COMMON STOCKS - 2.0%
-------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Host Marriott Corp.                                     8,174           102,338
                                                                   ------------
MANUFACTURING - 0.8%
CHEMICALS & ALLIED PRODUCTS - 0.0%
Crompton Corp.                                         14,233           155,140
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 0.8%
EchoStar Communications Corp.,
  Class A (g)                                         200,000         6,484,000
                                                                   ------------
FOOD & KINDRED PRODUCTS - 0.0%
Darling International, Inc. (e)                        52,071            26,036
                                                                   ------------
MINING & ENERGY - 0.3%
CRUDE PETROLEUM & NATURAL GAS - 0.0%
Coho Energy, Inc. (e)                                     750             4,763
                                                                   ------------
OIL & GAS EXTRACTION - 0.2%
Gulf Canada Resources Ltd.                            150,000         1,215,000
Pioneer Natural Resources Co.                           6,957           118,617
                                                                   ------------
                                                                      1,333,617
                                                                   ------------
OIL & GAS FIELD SERVICES - 0.1%
Parker Drilling Co. (e)                               100,000           650,000
                                                                   ------------
RETAIL TRADE - 0.1%
FOOD STORES - 0.1%
Pathmark Stores, Inc.                                  58,758           515,895
                                                                   ------------
MISCELLANEOUS RETAIL - 0.0%
Macleod-Stedman, Inc. (e)(g)                          425,000             4,250
                                                                   ------------
SERVICES - 0.0%
BUSINESS SERVICES - 0.0%
Iron Mountain, Inc. (e)                                 1,105            49,548
                                                                   ------------
HOTELS, CAMPS & LODGING - 0.0%
Crestline Capital Corp.                                   752            23,365
Loral Space & Communications Ltd.                      12,000            24,000
                                                                   ------------
                                                                         47,365
                                                                   ------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.7%
CABLE - 0.0%
Cable Satisfaction International, Inc.                  7,550             7,550
                                                                   ------------
COMMUNICATIONS - 0.0%
Song Networks Holdings AB ADR                          28,100            57,886
UbiquiTel Operating Co. (e)                             5,250           105,000
                                                                   ------------
                                                                        162,886
                                                                   ------------
ELECTRIC SERVICES - 0.0%
BayCorp Holdings, Ltd. (e)                                 62               589
                                                                   ------------
LOCAL & SUBURBAN TRANSIT - 0.0%
Greyhound Line:
  12.500% Escrow Receipt (e)(g)                         2,000                20
  13.000% Escrow Receipt (e)(g)                         1,000                10
                                                                   ------------
                                                                             30
                                                                   ------------
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (e)(g)                      78,706               787
Sun Carriers, Inc. (e)(g)                             326,000               (f)
                                                                   ------------
                                                                            787
                                                                   ------------
TELECOMMUNICATIONS - 0.7%
Jazztel PLC                                             1,835      $      3,117
Metrocall, Inc. (e)                                   100,000             5,500
Nextel Communications, Inc. Class A (e)               100,000         1,750,000
Price Communications Corp. (e)                        209,694         4,233,722
XM Satellite Radio Holdings, Inc.                       2,435            48,700
                                                                   ------------
                                                                      6,041,039
                                                                   ------------
WHOLESALE TRADE - 0.1%
DURABLE GOODS - 0.1%
Associated Materials, Inc.                             50,000           950,000
                                                                   ------------
TOTAL COMMON STOCKS
  (cost of $10,771,747)                                              16,535,833
                                                                   ------------

WARRANTS - 0.1%                                       UNITS
-------------------------------------------------------------------------------
MANUFACTURING - 0.0%
RUBBER & PLASTIC - 0.0%
BPC Holdings Corp.,
  expires 04/15/04 (e)                                  3,500            70,000
                                                                   ------------
SERVICES - 0.0%
HEALTH SERVICES - 0.0%
Wright Medical Technology, Inc.,
  expires 06/30/03                                      1,441                 1
                                                                   ------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
COMMUNICATION SERVICES - 0.0%
IPCS Inc., expires 7/15/10                              2,500            50,000
                                                                   ------------
TELECOMMUNICATIONS - 0.1%
AirGate PCS, Inc.,
  expires 10/01/09                                     12,297           639,460
Carrier1 International S.A.,
  expires 02/19/09                                      2,780            27,800
Horizon PCS, Inc.,
  expires 10/01/10                                      4,705             9,410
MetroNet Communications Corp.,
  expires 08/15/07 (a)                                  1,250           102,476
Ono Finance PLC,
  expires 05/31/09                                      5,700           171,000
                                                                   ------------
                                                                        950,146
                                                                   ------------
TOTAL WARRANTS
  (cost of $8,837,785)                                                1,070,147
                                                                   ------------

SHORT-TERM OBLIGATION -- 3.6%
                                                      PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 06/29/01 due 07/02/01 at 3.950%
  collateralized by U.S. Treasury bonds and/or
  notes with various maturities to 2021, market
  value $30,325,570 (Repurchase proceeds
  $29,813,810)                                    $29,804,000      $ 29,804,000
                                                                   ------------
TOTAL INVESTMENTS
  (cost of $1,048,674,508)                                          822,078,505
                                                                   ------------

OTHER ASSETS & LIABILITIES, NET - 1.6%                               14,098,733
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                $836,177,238
                                                                   ------------

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $42,190,988, which represents 5.1% of net assets.
(b) Zero coupon bond.
(c) Currently zero coupon. Shown parenthetically is the interest to be paid and the date the Fund will begin accruing this rate.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Non-income producing.
(f) Rounds to less than one.
(g) The value of this security represents fair value as determined in good faith under the direction of the trustees.

    As of June 30, 2001, the Fund had entered into the following forward currency exchange contracts:

                                                                 NET
                                                              UNREALIZED
                                                             APPRECIATION
       CONTRACTS            IN EXCHANGE        SETTLEMENT   (DEPRECIATION)
      TO DELIVER                FOR               DATE         (U.S.$)
-----------------------------------------------------------------------------
EU   7,100,000            U.S.$  6,204,880      08/16/01       $180,196
EU  19,130,000            U.S.$ 16,774,838      08/21/01        543,304
GBP  1,605,000            U.S.$  2,263,050      08/13/01        (1,228)
                                                               --------
                                                               $722,272
                                                               --------

                                                                 NET
                                                              UNREALIZED
       CONTRACTS            IN EXCHANGE        SETTLEMENT    DEPRECIATION
      TO RECEIVE                FOR               DATE         (U.S.$)
--------------------------------------------------------------------------
EU 10,000,000             U.S.$  2,096,426      08/16/01       $(21,728)
EU  9,935,000             U.S.$  8,519,408      08/21/01        (82,792)
                                                              ---------
                                                              $(104,520)
                                                              ---------

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

          ACRONYM                  NAME
--------------------------------------------------------------------
            ADR      American Depositary Receipt
             EU      Euro
            GBP      British Pound
            PIK      Payment-In-Kind

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

June 30, 2001 (Unaudited)

ASSETS
Investments, at value
  (cost of $1,048,674,508)                                    $  822,078,505
Cash                                                               1,226,707
Receivable for:
  Investments sold                                                10,797,060
  Fund shares sold                                                 2,854,600
  Interest                                                        21,910,227
  Dividends                                                          506,144
  Deferred Trustees' compensation plan                                 4,899
  Net unrealized appreciation on forward currency contracts          617,752
Other assets                                                         671,183
                                                              --------------
    Total Assets                                                 860,667,077
                                                              --------------
LIABILITIES

Foreign currencies (cost of $3,232,550)                            3,186,877
Payable for:

  Investments purchased                                           14,604,488
  Fund shares purchased                                            2,079,372
  Distributions                                                    4,000,639
  Management fee                                                     429,646
  Transfer agent fee                                                 155,089
  Bookkeeping fee                                                     25,854
  Trustees' fee                                                        2,000
  Deferred Trustees' fee                                               4,899
  Custody fee                                                            975
                                                              --------------
    Total Liabilities                                             24,489,839
                                                              --------------
NET ASSETS                                                    $  836,177,238
                                                              --------------

COMPOSITION OF NET ASSETS
Paid in capital                                               $1,214,903,320
Undistributed net investment income                                4,441,075
Accumulated net investment loss                                 (157,140,609)
Net unrealized appreciation (depreciation) on:

  Investments                                                   (226,596,003)
  Foreign currency translations                                      569,455
                                                              --------------
Net Assets                                                    $  836,177,238
                                                              --------------

Net asset value and redemption price
  per share - Class A ($388,200,088/78,927,754)                        $4.92(a)
                                                                       -----
Maximum offering price per share -
  Class A ($4.92/0.9525)                                               $5.17(b)
                                                                       -----
Net asset value and offering price per share - Class B
  ($390,006,669/79,288,371)                                            $4.92(a)
                                                                       -----
Net asset value and offering price per share - Class C
  ($54,016,698/10,982,541)                                             $4.92(a)
                                                                       -----
Net asset value, offering and redemption price per share -
  Class Z ($3,953,783/803,736)                                         $4.92
                                                                       -----
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

 STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME
Interest income                                                    $ 52,450,462
Dividend income                                                       1,490,304
                                                                   ------------
    Total Investment Income                                          53,940,766

EXPENSES
Management fee                                     $  2,734,644
Service fee - Class A                                   524,640
Service fee - Class B                                   543,470
Service fee - Class C                                    66,356
Distribution fee - Class B                            1,613,256
Distribution fee - Class C                              197,568
Transfer agent fee                                      717,600
Bookkeeping fee                                         164,271
Trustees' fee                                             4,000
Custody fee                                               5,848
Other expenses                                           20,051
                                                   ------------
  Total Expenses                                      6,591,704
Fees waived by the Distributor -
  Class C                                                               (38,713)
                                                                   ------------
  Net Expenses                                                        6,552,991
                                                                   ------------
Net Investment Income                                                47,387,775
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)

ON PORTFOLIO POSITIONS

Net realized loss on:
  Investments                                       (64,601,056)
  Foreign currency transactions                         (87,941)
                                                   ------------
Net realized loss                                   (64,688,997)

Net change in unrealized
  appreciation/depreciation on:
  Investments                                        (3,311,098)
  Foreign currency translations                       2,269,316
                                                   ------------
Net change in unrealized appreciation/depreciation                   (1,041,782)
                                                                   ------------
    Net Loss                                                        (65,730,779)
                                                                   ------------
Decrease in Net Assets from Operations                             $(18,343,004)
                                                                   ------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
                                                                 SIX MONTHS
                                                                   ENDED                  YEAR ENDED
                                                                  JUNE 30,                DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                     2001                    2000
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

OPERATIONS:
Net investment income                                             $ 47,387,775           $  101,674,868
Net realized loss on investments and foreign currency
  transactions                                                     (64,688,997)             (62,586,235)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency translations                     (1,041,782)            (151,013,323)
                                                                  ------------           --------------
Net Decrease from Operations                                       (18,343,004)            (111,924,690)
                                                                  ------------           --------------
DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment
  income - Class A                                                 (23,186,029)             (48,147,607)
From net investment
  income - Class B                                                 (22,377,287)             (50,622,275)
From net investment
  income - Class C                                                  (2,760,369)              (5,257,879)
From net investment
  income - Class Z                                                    (222,628)                 (54,622)
                                                                  ------------           --------------
    Total Distributions Declared to Shareholders                   (48,546,313)            (104,082,383)
                                                                  ------------           --------------
SHARE TRANSACTIONS:
Subscriptions - Class A                                            122,621,424              142,495,415
Distributions reinvested - Class A                                  11,017,655               23,030,929
Redemptions - Class A                                             (104,812,233)            (218,748,268)
                                                                  ------------           --------------
  Net Increase (Decrease) - Class A                                 28,826,846              (53,221,924)
                                                                  ------------           --------------
Subscriptions - Class B                                             75,752,725              135,795,841
Distributions reinvested - Class B                                   9,886,980               23,116,307
Redemptions - Class B                                              (98,735,724)            (243,681,374)
                                                                  ------------           --------------
  Net Decrease - Class B                                           (13,096,019)             (84,769,226)
                                                                  ------------           --------------
Subscriptions - Class C                                             16,473,348               22,878,542
Distributions reinvested - Class C                                   1,810,988                3,514,708
Redemptions - Class C                                               (9,010,523)             (22,061,849)
                                                                  ------------           --------------
  Net Increase - Class C                                             9,273,813                4,331,401
                                                                  ------------           --------------
Subscriptions - Class Z                                              4,422,961                  256,317
Distributions reinvested - Class Z                                     222,579                   54,622
Redemptions - Class Z                                                 (920,127)                 (51,615)
                                                                  ------------           --------------
  Net Increase - Class Z                                             3,725,413                  259,324
                                                                  ------------           --------------
Net Increase (Decrease) from Share Transactions                   $ 28,730,053           $ (133,400,425)
                                                                  ------------           --------------
    Total Decrease in Net Assets                                   (38,159,264)            (349,407,498)
                                                                  ------------           --------------
NET ASSETS
Beginning of period                                                874,336,502            1,223,744,000
End of period (including undistributed net investment
  income of $4,441,075 and $1,791,254, respectively)              $836,177,238           $  874,336,502
                                                                  ------------           --------------
CHANGES IN SHARES OF
BENEFICIAL INTEREST:
Subscriptions - Class A                                             22,823,034               23,628,955
Issued for distributions reinvested - Class A                        2,072,511                3,828,794
Redemptions - Class A                                              (19,654,142)             (36,225,657)
                                                                  ------------           --------------
  Net Increase (Decrease) - Class A                                  5,241,403               (8,767,908)
                                                                  ------------           --------------
Subscriptions - Class B                                             14,159,139               22,631,575
Issued for distributions reinvested - Class B                        1,857,717                3,776,611
Redemptions - Class B                                              (18,531,419)             (40,312,860)
                                                                  ------------           --------------
  Net Decrease - Class B                                            (2,514,563)             (13,904,674)
                                                                  ------------           --------------
Subscriptions - Class C                                              3,110,773                3,782,033
Issued for distributions reinvested - Class C                          341,227                  570,916
Redemptions - Class C                                               (1,688,018)              (3,691,217)
                                                                  ------------           --------------
  Net Increase - Class C                                             1,763,982                  661,732
                                                                  ------------           --------------
Subscriptions - Class Z                                                829,002                   42,155
Issued for distributions reinvested - Class Z                           42,017                    9,222
Redemptions - Class Z                                                 (174,048)                  (8,425)
                                                                  ------------           --------------
  Net Increase - Class Z                                               696,971                   42,952
                                                                  ------------           --------------
Total Increase (Decrease) in Shares of Beneficial Interest           5,187,793              (21,967,898)
                                                                  ------------           --------------
See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

une 30, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty High Yield Securities Fund (the "Fund"), a series of Liberty Funds Trust I, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective January 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Fund, but will result in a $3,808,359 increase in cost of securities and a corresponding $3,808,359 increase in net unrealized depreciation, based on securities held by the Fund on January 1, 2001.

The effect of this change for the six months ended June 30, 2001, was to increase net investment income by $3,922,115, decrease net unrealized appreciation by $2,962,460 and increase net realized losses by $959,655. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

The value of additional securities received as an interest or dividend payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS

Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average net assets.

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for $27,000 annually plus a percentage of the Fund's average net assets as follows:

    AVERAGE NET ASSETS                            ANNUAL FEE RATE
--------------------------------------------------------------------------
    First $50 million                                No charge
    Next $950 million                                  0.035%
    Next $1 billion                                    0.025%
    Next $1 billion                                    0.015%
    Over $3 billion                                    0.001%

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended June 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $32,873 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $36,597, $731,469 and $10,238 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the net assets attributable to Class A, Class B and Class C shares of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the six months ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $279,737,739 and $260,717,415, respectively.

Unrealized appreciation (depreciation) at June 30, 2001, based on cost of investments for financial statement tax purposes was approximately:

   Gross unrealized appreciation                              $  24,968,131
   Gross unrealized depreciation                               (251,564,134)
                                                              -------------
       Net unrealized depreciation                            $(226,596,003)
                                                              -------------

CAPITAL LOSS CARRYFORWARDS

At December 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                YEAR OF                             CAPITAL LOSS
               EXPIRATION                           CARRYFORWARD
------------------------------------------------------------------------------
                  2003                              $11,710,000
                  2007                               11,245,000
                  2008                               42,603,000
                                                    -----------
                                                    $65,558,000
                                                    -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 2001.

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
                                                ------------------------------------------------------------------------
                                                    CLASS A             CLASS B             CLASS C            CLASS Z
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   5.30            $   5.30            $   5.30          $   5.30
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                            0.29                0.27                0.27              0.29
Net realized and unrealized loss (b)                   (0.37)              (0.37)              (0.37)            (0.37)
                                                    --------            --------            --------          --------
Total from Investment Operations                       (0.08)              (0.10)              (0.10)            (0.08)
                                                    --------            --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             (0.30)              (0.28)              (0.28)            (0.30)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $   4.92            $   4.92            $   4.92          $   4.92
                                                    --------            --------            --------          --------
Total return (c)(d)                                    (1.88)%             (2.25)%          (2.19)%(e)           (1.75)%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                            1.06%               1.81%               1.66%             0.81%
Net investment income (b)(f)                           10.89%              10.14%              10.29%            11.14%
Waiver/reimbursement (f)                                --                  --                  0.15%             --
Portfolio turnover rate (d)                               33%                 33%                 33%               33%
Net assets at end of period (000's)                 $388,200            $390,007            $ 54,017          $  3,954

(a) Per share data calculated using average shares outstanding during the period.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended
    June 30, 2001, was to increase net investment income, for each class, by $0.02, increase net realized and unrealized loss, for each class, by $0.02 and increase the ratio of net investment income to average net assets for Class A, Class B, Class
    C and Class Z shares from 10.02% to 10.89%, 9.27% to 10.14%, 9.42% to 10.29% and 10.27% to 11.14%, respectively.
(c) The total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) Annualized.

                                                                          YEAR ENDED DECEMBER 31, 2000
                                                -----------------------------------------------------------------------
                                                    CLASS A             CLASS B             CLASS C             CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   6.55            $   6.55            $   6.55          $   6.55
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                               0.61                0.56                0.57(b)           0.62
Net realized and unrealized loss                       (1.24)              (1.24)              (1.24)            (1.24)
                                                    --------            --------            --------          --------
Total from Investment Operations                       (0.63)              (0.68)              (0.67)            (0.62)
                                                    --------            --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             (0.62)              (0.57)              (0.58)            (0.63)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $   5.30            $   5.30            $   5.30          $   5.30
                                                    --------            --------            --------          --------
Total return (c)                                      (10.28)%            (10.96)%          (10.78)%(d)         (10.06)%
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                            1.16%               1.91%               1.76%(b)          0.91%
Net investment income (e)                              10.00%               9.25%               9.40%(b)         10.25%
Portfolio turnover rate                                   28%                 28%                 28%               28%
Net assets at end of period (000's)                 $390,917            $433,949            $ 48,904          $    566

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax bas is net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15% annualized.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                         YEAR ENDED DECEMBER 31, 1999
                                               -------------------------------------------------------------------------
                                                   CLASS A             CLASS B             CLASS C            CLASS Z(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   6.76            $   6.76            $   6.76          $   6.79
                                                    --------            --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                               0.60                0.55                0.56(c)           0.60
Net realized and unrealized loss on
investments                                            (0.20)              (0.20)              (0.20)            (0.23)
                                                    --------            --------            --------          --------
Total from Investment Operations                        0.40                0.35                0.36              0.37
                                                    --------            --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             (0.61)              (0.56)              (0.57)            (0.61)
                                                    --------            --------            --------          --------
NET ASSET VALUE, END OF PERIOD                      $   6.55            $   6.55            $   6.55          $   6.55
                                                    --------            --------            --------          --------
Total return (d)                                        6.17%               5.38%               5.54%(e)          5.83%(f)
                                                    --------            --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                            1.21%               1.96%               1.81%(c)          0.95%(h)
Net investment income (g)                               9.02%               8.27%               8.42%(c)          9.22%(h)
Portfolio turnover rate                                   42%                 42%                 42%               42%
Net assets at end of period (000's)                 $540,201            $627,057            $ 56,068          $    418

(a) Class Z shares were initially offered on January 8, 1999. Per share data reflects activity from that date.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax gas is net investment income.
(c) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                                               YEAR ENDED DECEMBER 31, 1998
                                                                    -----------------------------------------------------
                                                                        CLASS A             CLASS B              CLASS C
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  7.23             $  7.23              $  7.23
                                                                        -------             -------              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.63                0.58                 0.59(a)
Net realized and unrealized loss                                          (0.48)              (0.48)               (0.48)
                                                                        -------             -------              -------
Total from Investment Operations                                           0.15                0.10                 0.11
                                                                        -------             -------              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                (0.62)              (0.57)               (0.58)
                                                                        -------             -------              -------
NET ASSET VALUE, END OF PERIOD                                          $  6.76             $  6.76              $  6.76
                                                                        -------             -------              -------
Total return (b)                                                           2.12%               1.36%                1.51%(c)
                                                                        -------             -------              -------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                               1.21%               1.96%                1.81%(a)
Net investment income (d)                                                  8.81%               8.06%                8.21%(a)
Portfolio turnover rate                                                      97%                 97%                  97%
Net assets at end of period (000's)                                  $  568,125          $  573,626            $  34,302

(a) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01%.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                               YEARS ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                                 1997                                                1996
                             ----------------------------------------------       ------------------------------------------
                               CLASS A            CLASS B          CLASS C(a)        CLASS A         CLASS B        CLASS C(b)
                             ----------------------------------------------       ------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $   6.92           $   6.92           $  6.92         $   6.75        $   6.75         $  6.78
                              --------           --------           -------         --------        --------         -------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income             0.61               0.56              0.56             0.63            0.57            0.55
Net realized and
  unrealized gain                 0.31               0.31              0.31             0.16            0.16            0.13
                              --------           --------           -------         --------        --------         -------
Total from Investment
  Operations                      0.92               0.87              0.87             0.79            0.73            0.68
                              --------           --------           -------         --------        --------         -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS
From net investment
  income                         (0.61)             (0.56)            (0.56)           (0.62)          (0.56)          (0.54)
                              --------           --------           -------         --------        --------         -------
NET ASSET VALUE,
  END OF PERIOD               $   7.23           $   7.23           $  7.23         $   6.92        $   6.92         $  6.92
                              --------           --------           -------         --------        --------         -------
Total return (c)                 13.87%             13.03%            13.11%           12.21%          11.38%          10.56%(d)
                              --------           --------           -------         --------        --------         -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                      1.20%              1.95%             1.85%            1.20%           1.95%           1.95%(f)
Net investment income (e)         8.53%              7.78%             7.88%            9.02%           8.27%           8.27%(f)
Portfolio turnover rate            115%               115%              115%             145%            145%            145%
Net assets at end of
  period (000's)              $600,107           $513,977          $ 17,977         $523,065        $411,124         $ 6,054

(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Class C shares were initially offered on January 15, 1996. Per share data reflects activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

-------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty High Yield Securities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY HIGH YIELD SECURITIES FUND

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money
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LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

                                                                   -------------
LIBERTY HIGH YIELD SECURITIES FUND Semiannual Report, June 30, 2001 PRSRT STD
                                                                   U.S. POSTAGE
                                                                      PAID
                                                                   Holliston, MA
                                                                   PERMIT NO. 20
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          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com


                                               730-03/570G-0601 (08/01) 01/1474